Segment Information (Schedule of Segment Interest Income and Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Interest income	$ 535	$ 596	$ 501
Interest expenses
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income	$ 509	$ 495	$ 415
Interest expenses
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income	$ 26	$ 101	$ 86
Interest expenses
Metallic Parts [Member]
Segment Reporting Information [Line Items]
Interest income
Interest expenses